Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Due to related parties	$ 2,785	$ 3,257
CSM - payments on behalf of the Partnership (a) [Member]
Liabilities:
Due to related parties	92	1,040
Management fee payable to CSM (b) [Member]
Liabilities:
Due to related parties	25	25
Capital-Executive - payments on behalf of the Partnership (a) [Member]
Liabilities:
Due to related parties	1,188	1,765
Management fee payable to Capital-Executive (b) [Member]
Liabilities:
Due to related parties	417	427
Capital-Gas - payments on behalf of the Partnership (a) [Member]
Liabilities:
Due to related parties	721	0
Management fee payable to Capital-Gas (b) [Member]
Liabilities:
Due to related parties	$ 342	$ 0